7. MINERAL PROPERTY INTERESTS (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	$ 51,515,439	$ 57,616,924
AustraliaMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	559,697	571,342
USAMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	50,955,742	57,045,582
BlueRoseJVMember | AustraliaMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	559,697	571,342
AnnMasonMember | USAMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	49,689,039	55,752,523
EmpiricalMember | USAMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	970,602	990,797
OtherProperty | USAMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	$ 296,101	$ 302,262